Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0002118032
Registrant Name	Research Alliance Corp III
Registration File Number	333-294549
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES